Business Acquisitions - Additional Information (Detail) (USD $)	0 Months Ended		9 Months Ended	12 Months Ended			0 Months Ended		6 Months Ended	1 Months Ended	5 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2013	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2014	Jun. 30, 2014	Dec. 31, 2014	Aug. 31, 2013	Dec. 31, 2013	Dec. 15, 2014	Aug. 01, 2013
Loans At Acquisition Date [Line Items]
Acquisition related costs	$ 100,000	$ 100,000
Revenues				112,841,000	73,401,000	65,653,000
Net Income			(2,176,000)	(13,089,000)
Common units issued								4,600,000
Dan Cisne [Member]
Loans At Acquisition Date [Line Items]
Business acquisition, percentage of interest acquired												100.00%
Business acquisition, fair value of vessel and equipment acquired												103,400,000
Business acquisition,outstanding debt												82,164,000
Purchase price adjustments												(2,606,000)
Revenues							500,000
Net Income							900,000
Hilda Knutsen [Member]
Loans At Acquisition Date [Line Items]
Business acquisition, percentage of interest acquired								100.00%
Business acquisition, fair value of vessel and equipment acquired								166,000,000
Business acquisition,outstanding debt								109,600,000
Torill Knutsen [Member]
Loans At Acquisition Date [Line Items]
Business acquisition, fair value of vessel and equipment acquired								169,000,000
Business acquisition,outstanding debt								112,100,000
Hilda Knutsen And Torill Knutsen [Member]
Loans At Acquisition Date [Line Items]
Business acquisition, fair value of vessel and equipment acquired								335,000,000
Business acquisition,outstanding debt								221,812,000
Purchase price adjustments								987,000
Revenues									23,500,000
Net Income									10,000,000
Business acquisition, other purchase price adjustments								1,000,000
Carmen Knutsen [Member]
Loans At Acquisition Date [Line Items]
Business acquisition, percentage of interest acquired										100.00%
Business acquisition, fair value of vessel and equipment acquired										145,000,000			145,000,000
Business acquisition,outstanding debt													89,125,000
Revenues											8,400,000
Net Income											2,500,000
Business acquisition,outstanding debt										89,100,000
Business acquisition, other purchase price adjustments										$ 100,000